Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024
Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	23.07%	12.28%	9.15%
Class P
Average Annual Return [Line Items]
Average Annual Return, Percent	30.55%	13.75%	9.94%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	30.58%	13.61%	9.80%
Without Sales Load [Member] | Class P
Average Annual Return [Line Items]
Average Annual Return, Percent	30.55%	13.75%	9.94%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	15.00%	12.09%
Putnam Equity Blended Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.94%	13.06%	10.16%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	15.00%	12.09%
Putnam Equity Blended Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.94%	13.06%	10.16%